Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 139,481	$ 113,577
Restricted cash - current (note 4)	0	34,160
Accounts receivable, including non-trade of $18,084 (2012 - $11,654) (note 12)	19,844	13,408
Prepaid expenses	5,756	5,836
Current portion of derivative assets (note 12)	18,444	17,212
Current portion of net investments in direct financing leases (note 4)	16,441	6,656
Current portion of advances to joint venture partner (note 6a)	14,364	0
Advances to affiliates (notes 11j and 12)	6,634	13,864
Total current assets	220,964	204,713
Restricted cash - long-term (note 4)	497,298	494,429
Vessels and equipment
At cost, less accumulated depreciation of $413,074 (2012 - $351,092)	1,253,763	1,286,957
Vessels under capital leases, at cost, less accumulated depreciation of $152,020 (2012 - $133,228) (note 4)	571,692	624,059
Advances on newbuilding contracts (notes 11i and 13)	97,207	38,624
Total vessels and equipment	1,922,662	1,949,640
Investment in and advances to equity accounted joint ventures (notes 5, 6b and 11)	671,789	409,735
Net investments in direct financing leases (note 4)	683,254	396,730
Advances to joint venture partner (note 6a)	0	14,004
Other assets (note 10)	28,284	25,233
Derivative assets (note 12)	62,867	145,347
Intangible assets - net (note 7)	96,845	109,984
Goodwill - liquefied gas segment (note 7)	35,631	35,631
Total assets	4,219,594	3,785,446
Current
Accounts payable	1,741	2,178
Accrued liabilities (notes 8, 12 and 17)	45,796	38,134
Unearned revenue	15,455	19,417
Current portion of long-term debt (note 9)	97,114	86,489
Current obligations under capital lease (note 4)	31,668	70,272
Current portion of derivative liabilities (note 12)	76,980	48,046
Advances from affiliates (note 11j)	19,270	12,083
Total current liabilities	288,024	276,619
Long-term debt (note 9)	1,680,393	1,326,864
Long-term obligations under capital lease (note 4)	566,661	567,302
Long-term unearned revenue	36,689	38,570
Other long-term liabilities (notes 4 and 5)	73,140	73,568
Derivative liabilities (note 12)	130,903	248,249
Total liabilities	2,775,810	2,531,172
Commitments and contingencies (notes 4, 5, 9, 12 and 13)
Equity
Limited Partners	1,338,133	1,165,634
General Partner	52,526	47,346
Accumulated other comprehensive income	131	0
Partners' equity	1,390,790	1,212,980
Non-controlling interest	52,994	41,294
Total equity	1,443,784	1,254,274
Total liabilities and total equity	$ 4,219,594	$ 3,785,446